Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net (loss) income for the year	$ (6,042)	$ 4,187	$ (16,796)
Items not affecting cash and cash equivalents:
Change in fair value of warrant liability (note 17)	(4,518)	(263)	(2,222)
Transaction costs of warrants issued, expensed as finance cost	550
Provision for restructuring and other costs (note 16)	511	(136)	3,083
Impairment of right of use asset (note 5(a))	22
Impairment of prepaid asset (note 10)	169
Recapture of inventory previously written off			(643)
Depreciation and amortization (notes 5,12 and 13)	315	58	94
Deferred income taxes (note 22)		3,479	(3,479)
Share-based compensation costs (note 20)	793	570	182
Employee future benefits (note 18)	262	316	246
Amortization of deferred revenues (note 6)	(74)	(609)	(458)
Foreign exchange gain on items denominated in foreign currencies	(87)	(652)	(553)
Loss (gain) on disposal of property, plant and equipment	10	(9)	(136)
Other non-cash items	(126)	35	(19)
Interest accretion on lease liabilities (note 5)	(66)
Changes in operating assets and liabilities (note 21)	(2,444)	(151)	(2,212)
Net cash (used in) provided by operating activities	(10,725)	6,825	(22,913)
Cash flows from financing activities
Proceeds from issuances of common shares and warrants (note 19)	4,988		8,038
Transaction costs	(795)		(250)
Proceeds from exercise of warrants, stock options and deferred share units	314		242
Payments on lease liabilities (note 5)	(614)
Net cash provided by financing activities	3,893		8,030
Cash flows from investing activities
Purchase of property, plant and equipment (note 12)		(9)	(4)
Proceeds for disposals of property, plant and equipment (note 12)		24	161
Cash provided by (used in) restricted cash equivalents	50	(50)	150
Net cash provided by (used in) investing activities	50	(35)	307
Effect of exchange rate changes on cash and cash equivalents	108	(58)	357
Net change in cash and cash equivalents	(6,674)	6,732	(14,219)
Cash and cash equivalents - beginning of year (note 7)	14,512	7,780	21,999
Cash and cash equivalents - end of year (note 7)	$ 7,838	$ 14,512	$ 7,780